FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to banks	[1]	£ 7,001	£ 8,060
Loans and advances to customers	[1]	448,567	440,200
Asset-backed securities:
Total debt instruments held		6,835	5,405
Contracts held with reinsurers		759	842
Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to banks		4,170	4,467
Loans and advances to customers		25,368	24,009
Debt securities:
Government securities		17,680	20,622
Other public sector securities		2,731	2,354
Bank and building society certificates of deposit		6,297	4,841
Asset-backed securities:
Mortgage-backed securities		433	467
Other asset-backed securities		275	265
Corporate and other debt securities		19,802	18,134
Total debt instruments held		47,218	46,683
Treasury and other bills		19	18
Contracts held with reinsurers		12,371	19,543
Equity shares		117,625	96,449
Total		206,771	191,169
Trading assets | Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to banks		486	229
Loans and advances to customers		14,435	12,765
Debt securities:
Government securities		6,579	7,574
Other public sector securities		0	0
Bank and building society certificates of deposit		0	0
Asset-backed securities:
Mortgage-backed securities		12	7
Other asset-backed securities		3	4
Corporate and other debt securities		245	246
Total debt instruments held		6,839	7,831
Treasury and other bills		0	0
Contracts held with reinsurers		0	0
Equity shares		0	0
Total		21,760	20,825
Other financial assets mandatorily at fair value through profit or loss | Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to banks		3,684	4,238
Loans and advances to customers		10,933	11,244
Debt securities:
Government securities		11,101	13,048
Other public sector securities		2,731	2,354
Bank and building society certificates of deposit		6,297	4,841
Asset-backed securities:
Mortgage-backed securities		421	460
Other asset-backed securities		272	261
Corporate and other debt securities		19,557	17,888
Total debt instruments held		40,379	38,852
Treasury and other bills		19	18
Contracts held with reinsurers		12,371	19,543
Equity shares		117,625	96,449
Total		£ 185,011	£ 170,344

[1]	See note 1 regarding changes to presentation.